Significant accounting judgements estimates and assumptions - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill	$ 22,576	$ 28,288
Tax rate	30.00%	30.00%	30.00%
Asset retirement obligations	$ 15,287	$ 32,524
Gain related to the transfer of conventional assets	89,659
Initial Business Combination [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	$ 22,576	28,888
Argentina [Member]
Disclosure of information for cash-generating units [line items]
Tax rate	35.00%
Impairment loss		1,679
Argentina [Member] | Non Operating Conventional Oil Concessions and Gas [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss	$ 1,679
Mexico [member]
Disclosure of information for cash-generating units [line items]
Tax rate	30.00%
Impairment loss		$ 22,906
Mexico [member] | Conventional Oil and Gas Operating Concessions [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss	$ 22,906		$ 14,044